Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per common share diluted	$ (4.23)	$ (1.92)
Weighted-average number of common shares outstanding diluted	39,872,308	19,187,873